Property, Plant and Equipment - Schedule of Property, Plant and Equipment (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2018
Property, plant and equipment, gross	$ 755		$ 1,665
Less: Accumulated depreciation			(1,655)
Net carrying value			10
Furniture and Fixtures [Member]
Property, plant and equipment, gross	$ 11		243
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment, useful life (Year)	2 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment, useful life (Year)	3 years
Leasehold Improvements [Member]
Estimated useful lives leasehold	Lease term
Property, plant and equipment, gross			23
Computer Hardware [Member]
Property, plant and equipment, useful life (Year)	3 years
Property, plant and equipment, gross	$ 12		336
Computer Software [Member]
Property, plant and equipment, useful life (Year)	3 years
Property, plant and equipment, gross	$ 687		875
Office Equipment [Member]
Property, plant and equipment, useful life (Year)	3 years
Property, plant and equipment, gross	$ 6		149
Motor Vehicles [Member]
Property, plant and equipment, useful life (Year)	5 years
Property, plant and equipment, gross	$ 39		$ 39